Property and Equipment (Details Textual) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	$ 0	$ 142,093	$ 833	$ 196,898	$ 880	$ 4,717	$ 4,717
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	0					3,102	3,102
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	$ 0					$ 1,615	$ 1,615